CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Selling and Marketing Expense [Member]
Stock-based compensation expense	$ 65,000	$ 0
General and Administrative Expense [Member]
Stock-based compensation expense	$ 0	$ 12,500